Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 883	$ 686	$ 320
Additions based on tax positions related to prior year	507	197	366
Additions based on tax positions related to current year	473
Ending balance	$ 1,863	$ 883	$ 686